Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits
Demand deposits	$ 126,953	$ 107,403
Savings accounts	94,441	90,010
Negotiable order of withdrawal accounts	310,080	257,242
Money market demand accounts	339,417	293,186
Certificates of deposit $100,000 or greater	260,641	271,556
Other certificates of deposit	263,095	288,489
Individual retirement accounts $100,000 or greater	44,845	44,189
Other individual retirement accounts	54,450	53,967
Deposits	$ 1,493,922	$ 1,406,042